Loss per share (Schedule of detailed information about basic and diluted loss per share) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$ (3,062,798)	$ (2,691,670)	$ (2,287,095)
Denominator
Weighted average number of common shares for computation of basic loss per share	529,474,454	490,310,376	451,177,796
Weighted average number of common shares for computation of diluted loss per share	529,474,454	490,310,376	451,177,796